Subsequent Events (Details Narrative) (10-K)						1 Months Ended	2 Months Ended
	Mar. 27, 2019 USD ($) shares	Mar. 13, 2019 $ / shares shares	Feb. 08, 2019 USD ($) shares	Jan. 31, 2019 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 31, 2019 $ / shares	Mar. 04, 2019 USD ($)	Aug. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Feb. 11, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018	Jun. 30, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares	Jan. 07, 2017 $ / shares
Subsequent Event [Line Items]
Option exercise price per share												$ 0.10			$ 0.32
Proceeds from issuance of debt | $					$ 519,156
Common stock issued under 401(k) profit sharing plan, shares | shares					67,770
Stock price per share					$ 1.09									$ 0.70		$ 2.00
Foreign currency exchange rate, translation												37.569	28.880	28.880	18.593
Gaucho Notes [Member]
Subsequent Event [Line Items]
Convertible notes | $												$ 1,499,587
Accredited Investor [Member]
Subsequent Event [Line Items]
Stock price per share								$ 0.35	$ 0.35
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible notes | $											$ 10,500
Foreign currency exchange rate, translation										43.370
Subsequent Event [Member] | Gaucho Notes [Member]
Subsequent Event [Line Items]
Accrued interest percentage, discount						20.00%
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of stock options to purchase of shares granted | shares				450,000
Option exercise price per share										$ 0.385
Percentage of option vested				25.00%
Remaining vesting percentage				75.00%
Options expire date				Jan. 31, 2024
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Number of stock options to purchase of shares granted | shares				75,000
Option exercise price per share				$ 0.385		$ 0.385
Percentage of option vested				25.00%
Remaining vesting percentage				75.00%
Options expire date				Jan. 31, 2024
Subsequent Event [Member] | Two Members [Member]
Subsequent Event [Line Items]
Number of stock options to purchase of shares granted | shares				50,000
Option exercise price per share				$ 0.385		$ 0.385
Percentage of option vested				25.00%
Remaining vesting percentage				75.00%
Options expire date				Jan. 31, 2024
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt | $	$ 884,750		$ 884,750
Number of shares sold | shares	2,527,857		2,527,857
Subsequent Event [Member] | Accredited Investor [Member] | Convertible PromissoryNotes [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt | $							$ 751,000
Subsequent Event [Member] | Employees [Member]
Subsequent Event [Line Items]
Common stock issued under 401(k) profit sharing plan, shares | shares		181,185
Stock price per share		$ 0.35